Commitments (Details) $ in Thousands	Mar. 31, 2026 USD ($)
Disclosure of detailed information about borrowings [line items]
Short-term leases, variable lease payments and committed leases not yet commenced	$ 19,862
Significant unconditional purchase obligations	130,913
Total contractual obligations	150,775
Less than one year
Disclosure of detailed information about borrowings [line items]
Short-term leases, variable lease payments and committed leases not yet commenced	4,529
Significant unconditional purchase obligations	49,007
Total contractual obligations	53,536
1 to 5 Years
Disclosure of detailed information about borrowings [line items]
Short-term leases, variable lease payments and committed leases not yet commenced	14,478
Significant unconditional purchase obligations	81,906
Total contractual obligations	96,384
>5 Years
Disclosure of detailed information about borrowings [line items]
Short-term leases, variable lease payments and committed leases not yet commenced	855
Significant unconditional purchase obligations	0
Total contractual obligations	$ 855